Leases - Schedule of Future Minimum Finance Lease Payments (Details)	Mar. 31, 2025 USD ($)
Schedule of Future Minimum Finance Lease Payments [Abstract]
2026	$ 58,535
Total lease payments	58,535
Less: imputed interest	(1,740)
Finance lease obligation, net	$ 56,795